Financial Risk Management - Schedule of Allowance for Doubtful Receivables (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Allowance For Doubtful Receivables Abstract
Balance at beginning of period	¥ 0
Increase	0	0
Balance at end of period	¥ 0	¥ 0